Segment Reporting (Schedule of Information for Reportable Segments) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Rental revenue	$ 46,467	$ 46,569	$ 45,518	$ 43,950	$ 41,294	$ 37,266	$ 36,205	$ 27,602	$ 24,022	$ 177,332	$ 125,095	$ 56,431
Rental and parking expenses	(9,128)				(8,290)					(37,327)	(26,096)	(8,164)
Income from operations	14,196	15,942	16,655	15,394	15,245	13,340	12,225	9,714	8,555	63,237	43,834	15,687
General and administrative expenses	(1,403)				(943)					(5,396)	(4,069)	(3,105)
Acquisition related expenses										0	0	(5,339)
Asset management fees	(3,494)				(3,099)					(13,114)	(9,963)	(4,925)
Depreciation and amortization	(18,246)				(13,717)					(58,258)	(41,133)	(19,211)
Interest and other expense, net	(9,835)	(9,476)	(8,938)	(8,208)	(7,741)	(6,932)	(6,786)	(5,073)	(3,764)	(34,364)	(22,555)	(4,390)
Net income attributable to common stockholders	4,361	$ 6,466	$ 7,717	$ 7,186	7,504	$ 6,408	$ 5,439	$ 4,641	$ 4,791	28,873	21,279	11,297
Operating Segments [Member]
Segment Reporting Information [Line Items]
Rental revenue	46,467				41,294					177,332	125,095	56,431
Rental and parking expenses	(9,128)				(8,290)					(37,327)	(26,096)	(8,164)
Income from operations	37,339				33,004					140,005	98,999	48,267
Operating Segments [Member] | Data Centers [Member]
Segment Reporting Information [Line Items]
Rental revenue	26,677				23,721					103,226	62,377	12,929
Rental and parking expenses	(6,965)				(5,937)					(27,289)	(17,571)	(2,509)
Income from operations	19,712				17,784					75,937	44,806	10,420
Operating Segments [Member] | Healthcare [Member]
Segment Reporting Information [Line Items]
Rental revenue	19,790				17,573					74,106	62,718	43,502
Rental and parking expenses	(2,163)				(2,353)					(10,038)	(8,525)	(5,655)
Income from operations	$ 17,627				$ 15,220					$ 64,068	$ 54,193	$ 37,847